Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 612,846	¥ 518,983
Current liabilities	324,110	236,900
Non-current liabilities	288,736	282,083
Other financial liabilities	612,846	518,983
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	315,958	318,758
Other financial liabilities	315,958	318,758
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	53,920	48,283
Other financial liabilities	53,920	48,283
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	242,968	151,942
Other financial liabilities	¥ 242,968	¥ 151,942